Variable Interest Entities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Variable Interest Entity [Line Items]
Total assets	$ 2,320,519	$ 2,279,114
Total liabilities	1,048,565	1,022,373
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets	87,100	92,500
Total liabilities	$ 38,600	$ 29,500
PT Navigator Khatulistiwa
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage	49.00%
Navigator Crewing Services Philippines Inc.
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage	25.00%
Navigator Gas Services Philippines Inc.
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage	40.00%